OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Sep. 30, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Other payables and accrued expenses consist of:

	September 30,
	2013	2014
	RMB	RMB

Payable for purchase of plant and equipment	2,458	3,249
Payable for purchase of land use rights	920	620
Payable for purchase of construction-in-progress	2,214	16,932
Professional fee payable	2,170	1,575
Salaries and bonus payable	12,481	10,468
Accrued interest	1,826	1,827
Other taxes payable	821	773
Deposits from growers	4,084	2,832
Deposits from others	1,753	1,614
Payable for labor union, housing fund and education expenses	761	680
Loans from employees of Denong (note i)	310	310
Loans from third parties(note ii)	3,600	3,600
Deferred government subsidies	15,911	13,718
Others	4,474	9,755
	53,783	67,953

Note (i):	RMB310 were borrowed from employees of Denong with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2013 and 2014 respectively.

Note (ii):	RMB3,600 was borrowed from third party companies with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2013 and 2014, respectively.